REPURCHASE AGREEMENTS – NON-TRADING - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non-trading	£ 9,029	£ 8,617
Group entities
Disclosure Of Repurchase Agreements [Line Items]
Repurchase agreements - non-trading	£ 20	£ 9